Note 1 - Business Description	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

NOTE 1: BUSINESS DESCRIPTION

Overview

Firefly Neuroscience, Inc. (formerly WaveDancer, Inc.), a Delaware corporation, and its wholly owned subsidiaries Firefly Neuroscience 2023, Inc., a Delaware corporation (formerly known as Firefly Neuroscience, Inc.), Firefly Neuroscience Ltd., an Israeli corporation (formerly known as Elminda Ltd.), Elminda 2022 Inc., a Delaware corporation (formerly known as Elminda Inc.), Firefly Neuroscience Canada Inc., a Canadian corporation, and Elminda Canada Inc., a Canadian corporation (collectively, the "Company"), are engaged in the development, marketing and distribution of medical devices and technology allowing high resolution visualization and evaluation of the complex neuro-physiological interconnections of the human brain.

Firefly Neuroscience Ltd. was initially incorporated and commenced its operations as a development company in 2006 under the laws of the State of Israel, and in May 2014, initiated its marketing and distribution activity in the United States through Elminda 2022 Inc.

In July 2014, the U.S. Food and Drug Administration (“FDA”) cleared Firefly Neuroscience Ltd.’s Brain Network Analytics (“BNA” ™) product for marketing in the USA. On September 11, 2014, the Company received the Conformity European (“CE”) approval for BNA™ allowing its use in the European Union.

On November 15, 2023, WaveDancer, Inc. (“WaveDancer”) and its wholly owned subsidiary, FFN Merger Sub, Inc. (“FFN”), entered into an Agreement and Plan of Merger (as amended by that certain Amendment No. 1, dated as of January 12, 2024, and that certain Amendment No. 2, dated as of June 17, 2024, “Merger Agreement”) with Firefly Neuroscience 2023, Inc. ("Private Firefly"). In accordance with the Merger Agreement, FFN merged with and into Private Firefly, with Private Firefly surviving as a wholly owned subsidiary of WaveDancer. On August 12, 2024, (i) pursuant to the Amended and Restated Certificate of Incorporation of WaveDancer, Inc., WaveDancer changed its name to Firefly Neuroscience, Inc., and (ii) pursuant to an amendment to its Certificate of Incorporation Firefly, Private Firefly changed its name to Firefly Neuroscience 2023, Inc. and (iii) Private Firefly and FFN filed the Certificate of Merger with the State of Delaware (the “Merger”). On August 12, 2024, the Merger closed (the “Closing” and such date, the “Closing Date”).

At the effective time of the Merger, each holder of outstanding shares of Private Firefly’s common stock, par value $0.00001 per share (the “Private Firefly Common Stock”) received the number of shares of common stock, par value $0.0001 per share, of the Company (the “New Firefly Common Stock”) equal to the number of shares of Private Firefly Common Stock such stockholders held multiplied by the exchange ratio (the “Exchange Ratio”) of 0.1040. Additionally, upon at the effective time of the Merger: (i) each outstanding option to purchase Private Firefly Common Stock that was not exercised prior to the Closing was assumed by the Company subject to certain terms contained in the Merger Agreement and became an option to purchase shares of New Firefly Common Stock, subject to adjustment to give effect to the Exchange Ratio, (ii) each outstanding Private Firefly restricted share unit outstanding immediately prior to the Closing vested pursuant to the terms thereof, and (iii) each outstanding warrant to purchase shares of Private Firefly Common Stock that was not exercised prior to the Closing was assumed by the Company, subject to certain terms contained in the Merger Agreement.

While WaveDancer was the legal acquirer of Private Firefly in the Merger, the Merger is treated as a reverse recapitalization under Generally Acceptance Accounting Principles in the United States of America (“U.S. GAAP”), whereby Private Firefly is deemed to be the accounting acquirer, WaveDancer was deemed to be the accounting acquiree and the historical financial statement of Private Firefly was carried forward for financial reporting purpose upon the closing of the merger. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Private Firefly issuing stock for the net assets of WaveDancer, accompanied by a recapitalization. The net assets of WaveDancer were stated at carrying values, with no goodwill or other intangible assets recorded.

The combined entity operates under the name Firefly Neuroscience, Inc., and on August 13, 2024, the Company began trading on the Nasdaq Capital Market (NASDAQ Ticker Symbol: AIFF).

Immediately following the closing of the Merger, on August 12, 2024, there were 7,472,555 shares of the New Firefly Common Stock outstanding. In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing to reflect the equity structure of the legal acquirer, WaveDancer. The shares and corresponding capital amounts and losses per share, prior to the Merger, have been retroactively restated based on shares reflecting the exchange ratio established in the Merger.

NOTE 1: BUSINESS DESCRIPTION

Nature of organization and business

Firefly Neuroscience, Inc. (the “Company”) and its wholly owned subsidiaries Firefly Neuroscience Ltd. (formerly known as Elminda Ltd.), Elminda 2022 Inc., a Delaware corporation (formerly known as Elminda Inc.). and Elminda Canada Inc., a Canadian corporation, are engaged in the development, marketing and distribution of medical devices and technology allowing high resolution visualization and evaluation of the complex neuro-physiological interconnections of the human brain.

Firefly Neuroscience Ltd. was initially incorporated and commenced its operations as a development company in 2006 under the laws of the State of Israel, and in May 2014, initiated its USA marketing and distribution activity through Elminda 2022 Inc.

In July 2014, the U.S. Food and Drug Administration (“FDA”) cleared Firefly Neuroscience Ltd. Brain Network Analytics’ (BNA™) product for marketing in the USA. On September 11, 2014, the Company received the Conformity European (“CE”) approval for BNA™ allowing use in Europe.

Reorganization

Name change and corporate restructure

Elminda Inc. was incorporated in the State of Delaware on April 21, 2022.

On July 5, 2022, Elminda Ltd. became a subsidiary of Elminda Inc. via a share exchange agreement wherein Elminda Inc. issued shares to shareholders of Elminda Ltd. against shares of Elminda Ltd. (the “Flip Transaction”).

On September 15, 2022 and October 24, 2022 management changed the name from Elminda Inc. and Elminda Ltd. to Firefly Neuroscience Inc. and Firefly Neuroscience Ltd., respectively.

Shareholder Restructuring

On January 27, 2022, holders of shares of outstanding Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, and Series E Preferred Stock of Firefly Neuroscience Ltd. voted to convert their shares of preferred stock into shares of common stock of Firefly Neuroscience Ltd. Upon completion of the transaction, Firefly Neuroscience Ltd. had 1,085,605 shares of common stock and 3,198,421 shares of Series A Preferred Stock outstanding.

On May 24, 2022, holders of the majority of shares of common stock of Firefly Neuroscience Ltd. voted to exchange their shares on a 1-1 basis for shares in the Company.

In connection with the Flip Transaction, on July 5, 2022, (a) Firefly Neuroscience, Inc. became an issuer of (i) 1,085,605 common shares, (ii) 3,198,421 Series A preferred shares and (c) 3,715 shares of common share dividends. The original shareholders of Firefly Neuroscience Ltd. remained in control of the new group and the Company.

On November 23, 2022, the Company completed a reverse share split on a ratio of 1:750. These consolidated financial statements and all financial notes referencing shares of common stock, stock dividends, stock options and their associated prices have been retroactively adjusted as to show the effect of the 1:750 reverse stock split.

Merger agreement

On November 16, 2023, WaveDancer, Inc. (“WaveDancer”) (NASDAQ: WAVD) announced that it has entered into a definitive merger agreement (the “Merger Agreement”) with the Company, to combine the companies in an all-stock transaction. The combined company will focus on continuing to develop and commercialize the Company’s Artificial Intelligence driven BNA™ platform, which was previously cleared by the FDA. Upon closing, the combined company is expected to operate under the name Firefly Neuroscience, Inc., and trade on the Nasdaq Capital Market.

Under the terms of the Merger Agreement, each share of the Company’s shares of common stock issued and outstanding will be converted into common shares of WaveDancer based on a fixed exchange ratio, with any resulting fractional shares to be rounded to the nearest whole share. At the effective time of the merger, securityholders of Firefly will own approximately 92% of the combined company and securityholders of WaveDancer will own approximately 8% of the combined company, on a fully diluted basis. WaveDancer’s ownership may increase if it raises capital in excess of the minimum detailed in the Merger Agreement. The closing of the transaction is subject to customary closing conditions, including the effectiveness of the registration statement on Form S-4 to be filed by WaveDancer, and the receipt of required shareholder approvals from the Company’s and WaveDancer shareholders. Following the merger, WaveDancer, Inc. will be renamed “Firefly Neuroscience, Inc.” and the corporate headquarters will be located in Toronto, Ontario. The transaction is expected to be completed in 2024.

Israeli/Palestinian conflict

On October 7, 2023, an armed Israeli/Palestinian conflict broke out. As the Israeli/Palestinian conflict in Gaza develops, it could have an adverse impact on regional and global markets. While our operations are not directly impacted by these events, the duration of hostilities, imposition of sanctions and related events (including cyberattacks), among others, cannot be predicted. As a result, those events present uncertainty and risk. To date, conflict in Gaza has not had a material impact on the Company’s business.